DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

13.	DISCONTINUED OPERATIONS

The components of liabilities classified as discontinued operations consist of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
	(unaudited)
Accrued liabilities	766	766
Current liabilities from discontinued operations	766	766
Total liabilities	$766	$766

The table below presents the significant components of CSO, Group DCA’s, Pharmakon’s and TVG’s results included within loss from discontinued operations, net of tax in the condensed consolidated statements of operations for the three- and nine-months ended September 30, 2021 and 2020.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
	(unaudited)		(unaudited)
Income from discontinued operations, before tax	$-	$-	$-	$-
Income tax expense	62	65	175	194
Loss from discontinued operations, net of tax	$(62)	$(65)	$(175)	$(194)

5. Discontinued Operations

The Company accounts for business dispositions and its businesses held for sale in accordance with ASC 205-20, Discontinued Operations. ASC 205-20 requires the results of operations of business dispositions to be segregated from continuing operations and reflected as discontinued operations in current and prior periods.

The components of liabilities classified as discontinued operations relate to Commercial Services and consist of the following as of December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019

Accrued liabilities	$766	$766
Current liabilities from discontinued operations	766	766
Total liabilities	$766	$766

The table below presents the significant components of CSO, Group DCA’s, Pharmakon’s and TVG’s results included within loss from discontinued operations, net of tax in the consolidated statements of operations for the years ended December 31, 2020 and 2019.

	2020	2019
	Years Ended
	December 31,
	2020	2019
Income from discontinued operations, before tax	$-	$220
Income tax expense	250	308
Loss from discontinued operations, net of tax	$(250)	$(88)